Financial Statements - Statements of changes in equity - EUR (€)	Total	Capital	Share premium (*)	Equity instruments issued other than capital	Other Equity	Retained earnings	Revaluation reserves	Other reserves	Treasury shares [Member]	Profit or loss attributable to owners of the parent Member	Interim dividends Member	Accumulated other Comprehensive Income [Member]	Non-Controlling interests- Valuation Adjustments	Non-Controlling interests- Rest	Total
Balance at beginning at Dec. 31, 2018		€ 3,267,000,000	€ 23,992,000,000	€ 0	€ 50,000,000	€ 23,017,000,000	€ 3,000,000	€ (57,000,000)	€ (296,000,000)	€ 5,324,000,000	€ (975,000,000)	€ (7,215,000,000)	€ (3,236,000,000)	€ 9,000,000,000	€ 52,874,000,000
Changes in Equity Abstract
Adjustments Of Accounting Policies Applications		3,267,000,000	23,992,000,000	0	50,000,000	26,062,000,000	3,000,000	(37,000,000)	(296,000,000)	5,400,000,000	(1,109,000,000)	(10,223,000,000)	(5,290,000,000)	11,054,000,000	52,874,000,000
Of which retrospective changes in accounting policies		0	0	0	0	3,045,000,000	0	20,000,000	0	76,000,000	(134,000,000)	(3,007,000,000)	(2,054,000,000)	2,054,000,000	0
TOTAL RECOGNIZED INCOME/EXPENSES	€ 3,011,000,000	0	0	0	0	0	0	0	0	2,442,000,000	0	356,000,000	(261,000,000)	475,000,000	3,011,000,000
Changes in equity
Total Changes in Equity		0	0	0	(7,000,000)	3,293,000,000	(1,000,000)	(40,000,000)	197,000,000	(5,400,000,000)	901,000,000	0	0	(138,000,000)	(1,196,000,000)
Issue Of Equity		0	0	0	0	0	0	0	0	0	0	0	0	0	0
Issuances of preferred shares		0	0	0	0	0	0	0	0	0	0	0	0	0	0
Issuance of other equity instruments		0	0	0	0	0	0	0	0	0	0	0	0	0	0
Period or maturity of other issued equity instruments		0	0	0	0	0	0	0	0	0	0	0	0	0	0
Conversion of debt on equity		0	0	0	0	0	0	0	0	0	0	0	0	0	0
Common Stock reduction		0	0	0	0	0	0	0	0	0	0	0	0	0	0
Dividend distribution		0	0	0	0	(1,060,000,000)	0	(3,000,000)	0	0	0	0	0	(138,000,000)	(1,201,000,000)
Purchase of treasury shares		0	0	0	0	0	0	0	(591,000,000)	0	0	0	0	0	(591,000,000)
Sale or cancellation of treasury shares		0	0	0	0	18,000,000	0	0	788,000,000	0	0	0	0	0	806,000,000
Reclassification of financial liabilities to other equity instruments		0	0	0	0	0	0	0	0	0	0	0	0	0	0
Reclassification of other equity instruments to financial liabilities		0	0	0	0	0	0	0	0	0	0	0	0	0	0
Transfers between total equity entries		0	0	0	0	4,329,000,000	(1,000,000)	(37,000,000)	0	(5,400,000,000)	1,109,000,000	0	0	0	0
Increase/Reduction of equity due to business combinations		0	0	0	0	0	0	0	0	0	0	0	0	0	0
Share based payments		0	0	0	(3,000,000)	0	0	0	0	0	0	0	0	0	(3,000,000)
Other increases or (-) decreases in equity		0	0	0	(4,000,000)	5,000,000	0	0	0	0	(208,000,000)	0	0	0	(207,000,000)
Balance at the end at Jun. 30, 2019		3,267,000,000	23,992,000,000	0	43,000,000	29,356,000,000	1,000,000	(77,000,000)	(99,000,000)	2,442,000,000	(208,000,000)	(9,867,000,000)	(5,551,000,000)	11,390,000,000	54,690,000,000
Balance at beginning at Dec. 31, 2019	54,925,000,000	3,267,000,000	23,992,000,000	0	56,000,000	26,402,000,000	0	(125,000,000)	(62,000,000)	3,512,000,000	(1,084,000,000)	(7,235,000,000)	(3,526,000,000)	9,727,000,000	54,925,000,000
Changes in Equity Abstract
Adjustments Of Accounting Policies Applications		3,267,000,000	23,992,000,000	0	56,000,000	29,388,000,000	0	(119,000,000)	(62,000,000)	3,512,000,000	(1,084,000,000)	(10,226,000,000)	(5,572,000,000)	11,773,000,000	54,925,000,000
Of which retrospective changes in accounting policies		0	0	0	0	2,985,000,000	0	6,000,000	0	0	0	(2,992,000,000)	(2,045,000,000)	2,045,000,000	0
TOTAL RECOGNIZED INCOME/EXPENSES	(3,996,000,000)	0	0	0	0	0	0	0	0	(1,157,000,000)	0	(2,596,000,000)	(577,000,000)	333,000,000	(3,996,000,000)
Changes in equity
Total Changes in Equity		0	0	0	(19,000,000)	1,201,000,000	0	(41,000,000)	34,000,000	(3,512,000,000)	1,084,000,000	0	0	(122,000,000)	(1,374,000,000)
Issue Of Equity		0	0	0	0	0	0	0	0	0	0	0	0	0	0
Issuances of preferred shares		0	0	0	0	0	0	0	0	0	0	0	0	0	0
Issuance of other equity instruments		0	0	0	0	0	0	0	0	0	0	0	0	0	0
Period or maturity of other issued equity instruments		0	0	0	0	0	0	0	0	0	0	0	0	0	0
Conversion of debt on equity		0	0	0	0	0	0	0	0	0	0	0	0	0	0
Common Stock reduction		0	0	0	0	0	0	0	0	0	0	0	0	0	0
Dividend distribution		0	0	0	0	(1,065,000,000)	0	0	0	0	0	0	0	(122,000,000)	(1,187,000,000)
Purchase of treasury shares		0	0	0	0	0	0	0	(494,000,000)	0	0	0	0	0	(494,000,000)
Sale or cancellation of treasury shares		0	0	0	0	(2,000,000)	0	0	528,000,000	0	0	0	0	0	526,000,000
Reclassification of financial liabilities to other equity instruments		0	0	0	0	0	0	0	0	0	0	0	0	0	0
Reclassification of other equity instruments to financial liabilities		0	0	0	0	0	0	0	0	0	0	0	0	0	0
Transfers between total equity entries		0	0	0	0	2,467,000,000	0	(39,000,000)	0	(3,512,000,000)	1,084,000,000	0	0	0	0
Increase/Reduction of equity due to business combinations		0	0	0	0	0	0	0	0	0	0	0	0	0	0
Share based payments		0	0	0	(21,000,000)	0	0	0	0	0	0	0	0	0	(21,000,000)
Other increases or (-) decreases in equity		0	0	0	2,000,000	(198,000,000)	0	(2,000,000)	0	0	0	0	0	0	(198,000,000)
Balance at the end at Jun. 30, 2020	€ 49,555,000,000	€ 3,267,000,000	€ 23,992,000,000	€ 0	€ 37,000,000	€ 30,589,000,000	€ 0	€ (160,000,000)	€ (28,000,000)	€ (1,157,000,000)	€ 0	€ (12,822,000,000)	€ (6,148,000,000)	€ 11,984,000,000	€ 49,555,000,000